UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

One Madison Avenue, 17th Floor, New York, NY 10010

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: November 30

Date of reporting period: November 30, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

ClearBridge Large Cap Growth Fund
Class A [SBLGX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$104	1.01%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class A shares of ClearBridge Large Cap Growth Fund returned 6.36%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

ClearBridge Large Cap Growth Fund	PAGE 1	7586-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,425 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class A	6.36	10.87	13.99
Class A (with sales charge)	0.51	9.57	13.31
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods beginning prior to August 15, 2022, reflects a higher maximum sales charge in effect at that time. Performance for periods beginning after August 15, 2022, reflects the current maximum sales charge.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%
ClearBridge Large Cap Growth Fund	PAGE 2	7586-ATSR-0126

WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Large Cap Growth Fund	PAGE 3	7586-ATSR-0126

ClearBridge Large Cap Growth Fund
Class C [SLCCX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$178	1.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class C shares of ClearBridge Large Cap Growth Fund returned 5.59%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

ClearBridge Large Cap Growth Fund	PAGE 1	7588-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class C	5.59	10.09	13.18
Class C (with sales charge)	4.65	10.09	13.18
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Large Cap Growth Fund	PAGE 2	7588-ATSR-0126

HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Large Cap Growth Fund	PAGE 3	7588-ATSR-0126

ClearBridge Large Cap Growth Fund
Class R [LMPLX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$137	1.33%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class R shares of ClearBridge Large Cap Growth Fund returned 6.00%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

ClearBridge Large Cap Growth Fund	PAGE 1	7904-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class R	6.00	10.53	13.64
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Large Cap Growth Fund	PAGE 2	7904-ATSR-0126

HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Large Cap Growth Fund	PAGE 3	7904-ATSR-0126

ClearBridge Large Cap Growth Fund
Class I [SBLYX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I	$75	0.73%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class I shares of ClearBridge Large Cap Growth Fund returned 6.65%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

ClearBridge Large Cap Growth Fund	PAGE 1	7589-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class I 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class I	6.65	11.20	14.32
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Large Cap Growth Fund	PAGE 2	7589-ATSR-0126

HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Large Cap Growth Fund	PAGE 3	7589-ATSR-0126

ClearBridge Large Cap Growth Fund
Class IS [LSITX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class IS	$65	0.63%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class IS shares of ClearBridge Large Cap Growth Fund returned 6.75%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

ClearBridge Large Cap Growth Fund	PAGE 1	7962-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $1,000,000 INVESTMENT – Class IS 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class IS	6.75	11.30	14.43
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Large Cap Growth Fund	PAGE 2	7962-ATSR-0126

HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Large Cap Growth Fund	PAGE 3	7962-ATSR-0126

ClearBridge Large Cap Growth Fund
Class O [LCMMX]	Annual Shareholder Report | November 30, 2025

This annual shareholder report contains important information about ClearBridge Large Cap Growth Fund for the period December 1, 2024, to November 30, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class O	$70	0.68%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended November 30, 2025, Class O shares of ClearBridge Large Cap Growth Fund returned 6.70%. The Fund compares its performance to the Russell 1000 Growth Index, which returned 20.35% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
ASML, in the information technology sector, is a designer of extreme ultraviolet lithography equipment for advanced semiconductor manufacturing. ASML’s stock was up significantly in 2025 due to the massive, ongoing demand for advanced artificial intelligence (AI) chips and improved demand environment for DRAM (memory).

↑
RTX Corp., in the industrials sector, is an aerospace and defense contractor. The company saw better than expected sales and profits driven by robust demand for defense systems and increased commercial aerospace activity, leading the company to raise its full-year 2025 financial guidance. RTX has been seeing benefits from geopolitical tensions, driving defense spending and a booming market for aftermarket services as airlines fly older jets longer, with major contract wins adding to its substantial backlog.

↑
Monster Beverage, in the consumer staples sector, is a maker of energy drinks.  Monster shares have been boosted by strong financial performance, driven by record international sales, successful pricing strategies boosting margins and growing consumer demand for its diverse energy drink portfolio. These tailwinds have been supported by an enhanced distribution network via the Coca-Cola partnership, leading to positive growth forecasts.

Top detractors from performance:
↓
UnitedHealth Group, in the health care sector, offers health insurance through its UnitedHealthcare segment and health services through its Optum division. The company’s stock was pressured by negative sentiment toward the managed care industry, disappointing operating results and a lowered full year earnings outlook due to a number of challenges at Optum and higher Medicare Advantage utilization negatively impacting UnitedHealthcare.

↓
Salesforce, in the IT sector, is a maker of customer relationship management software for large companies. The stock faced selling pressure as investors rotated out of application software companies deemed at risk of disintermediation from generative AI while operating results late in the period that failed to meet heightened expectations also had a negative impact.

↓
PayPal, in the financials sector, offers electronic payment services through its PayPal and Venmo platforms. Shares underperformed due to disappointment around the company’s 2025 outlook for transaction margin (gross profit) growth. While PayPal growth has continued to improve as new management’s strategic initiatives have taken hold, the magnitude of improvement has been below expectations.

ClearBridge Large Cap Growth Fund	PAGE 1	7156-ATSR-0126

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class O 11/30/2015 — 11/30/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended November 30, 2025

	1 Year	5 Year	10 Year
Class O	6.70	11.25	14.38
Russell 3000 Index	13.59	14.15	14.05
Russell 1000 Growth Index	20.35	16.51	18.03
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at 877-6LM-FUND/656-3863 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of November 30, 2025)

Total Net Assets	$11,703,184,108
Total Number of Portfolio Holdings	43
Total Management Fee Paid	$73,185,340
Portfolio Turnover Rate	22%
WHAT DID THE FUND INVEST IN? (as of November 30, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
ClearBridge Large Cap Growth Fund	PAGE 2	7156-ATSR-0126

HOW HAS THE FUND CHANGED?
At a meeting held on November 5–6, 2025, the Fund’s Board of Trustees approved a proposal to change the Fund’s classification from diversified to non-diversified. A non-diversified fund may invest a larger portion of its assets in a smaller number of issuers, which may increase the Fund’s exposure to the risks associated with those issuers. The Fund intends to seek shareholder approval of this change at a shareholder meeting expected to be held in the second quarter of 2026. If approved, the change will take effect following the shareholder meeting.
Effective December 31, 2024, Erica Furfaro joined the Fund’s portfolio management team.
This is a summary of a planned change to the Fund since December 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by March 30, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at 877-6LM-FUND/656-3863. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
ClearBridge Large Cap Growth Fund	PAGE 3	7156-ATSR-0126

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Stephen R. Gross, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending November 30, 2024 and November 30, 2025 (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $73,429 in November 30, 2024 and $74,163 in November 30, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in November 30, 2024 and $0 in November 30, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $20,000 in November 30, 2024 and $20,000 in November 30, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in November 30, 2024 and $0 in November 30, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment manager or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $811,835 in November 30, 2024 and $870,024 in November 30, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

ClearBridge
Large Cap Growth Fund
Financial Statements and Other Important Information
Annual  | November 30, 2025

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
November 30, 2025
 ClearBridge Large Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.5%
Communication Services — 12.5%
Entertainment — 3.6%
Netflix Inc.	3,888,231	$418,295,891 *
Interactive Media & Services — 8.9%
Alphabet Inc., Class A Shares	1,068,171	342,006,991
Meta Platforms Inc., Class A Shares	1,077,255	698,007,377
Total Interactive Media & Services		1,040,014,368

Total Communication Services		1,458,310,259
Consumer Discretionary — 13.8%
Automobiles — 2.5%
Tesla Inc.	677,327	291,365,755 *
Broadline Retail — 7.8%
Amazon.com Inc.	3,914,335	912,901,209 *
Hotels, Restaurants & Leisure — 3.5%
Airbnb Inc., Class A Shares	1,540,955	180,276,326 *
Chipotle Mexican Grill Inc.	4,655,365	160,703,200 *
Starbucks Corp.	730,685	63,649,970
Total Hotels, Restaurants & Leisure		404,629,496

Total Consumer Discretionary		1,608,896,460
Consumer Staples — 1.2%
Beverages — 1.2%
Monster Beverage Corp.	1,866,007	139,931,865 *

Financials — 7.9%
Capital Markets — 1.2%
S&P Global Inc.	281,583	140,462,048
Financial Services — 5.3%
PayPal Holdings Inc.	1,925,809	120,728,966
Visa Inc., Class A Shares	1,500,475	501,818,859
Total Financial Services		622,547,825
Insurance — 1.4%
Marsh & McLennan Cos. Inc.	870,423	159,679,100

Total Financials		922,688,973
Health Care — 7.6%
Biotechnology — 1.6%
Vertex Pharmaceuticals Inc.	445,030	192,969,458 *
Health Care Equipment & Supplies — 4.1%
Intuitive Surgical Inc.	535,387	307,033,737 *
Stryker Corp.	471,618	175,055,169
Total Health Care Equipment & Supplies		482,088,906
See Notes to Financial Statements.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Schedule of Investments (cont’d)
November 30, 2025
 ClearBridge Large Cap Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Life Sciences Tools & Services — 1.9%
Thermo Fisher Scientific Inc.	368,376	$217,647,592

Total Health Care		892,705,956
Industrials — 8.6%
Aerospace & Defense — 2.9%
Airbus SE, ADR	2,806,273	162,062,266
RTX Corp.	988,113	172,830,845
Total Aerospace & Defense		334,893,111
Electrical Equipment — 2.1%
Eaton Corp. PLC	708,329	245,003,918
Ground Transportation — 1.5%
Uber Technologies Inc.	2,045,723	179,082,591 *
Machinery — 0.5%
Parker-Hannifin Corp.	64,156	55,283,225
Trading Companies & Distributors — 1.6%
W.W. Grainger Inc.	199,070	188,843,774

Total Industrials		1,003,106,619
Information Technology — 44.3%
Semiconductors & Semiconductor Equipment — 19.3%
ASML Holding NV, Registered Shares	199,706	211,688,360
Broadcom Inc.	725,182	292,219,339
Marvell Technology Inc.	1,150,633	102,866,590
NVIDIA Corp.	8,112,572	1,435,925,244
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	725,482	211,485,258
Total Semiconductors & Semiconductor Equipment		2,254,184,791
Software — 19.2%
Datadog Inc., Class A Shares	446,287	71,410,383 *
Fair Isaac Corp.	63,638	114,919,410 *
Intuit Inc.	386,586	245,126,451
Microsoft Corp.	1,895,206	932,460,304
Oracle Corp.	1,283,585	259,219,991
Palo Alto Networks Inc.	1,510,357	287,164,176 *
Salesforce Inc.	444,702	102,521,599
ServiceNow Inc.	84,606	68,734,761 *
Synopsys Inc.	400,853	167,560,562 *
Total Software		2,249,117,637
Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	2,457,585	685,297,577

Total Information Technology		5,188,600,005
See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2025 Annual Report

 ClearBridge Large Cap Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Materials — 2.4%
Chemicals — 2.4%
Linde PLC		247,941	$101,735,151
Sherwin-Williams Co.		527,180	181,186,494

Total Materials			282,921,645
Real Estate — 1.2%
Specialized REITs — 1.2%
Equinix Inc.		188,580	142,059,200
Total Investments before Short-Term Investments (Cost — $4,650,271,276)			11,639,220,982
	Rate
Short-Term Investments — 0.6%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	3.762%	36,376,567	36,376,567 (a)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	3.817%	36,376,567	36,376,567 (a)(b)

Total Short-Term Investments (Cost — $72,753,134)			72,753,134
Total Investments — 100.1% (Cost — $4,723,024,410)			11,711,974,116
Liabilities in Excess of Other Assets — (0.1)%			(8,790,008)
Total Net Assets — 100.0%			$11,703,184,108

*	Non-income producing security.
(a)	Rate shown is one-day yield as of the end of the reporting period.
(b)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At November 30, 2025, the total market value of investments in Affiliated
Companies was $36,376,567 and the cost was $36,376,567 (Note 8).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
See Notes to Financial Statements.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Statement of Assets and Liabilities
November 30, 2025

Assets:
Investments in unaffiliated securities, at value (Cost — $4,686,647,843)	$11,675,597,549
Investments in affiliated securities, at value (Cost — $36,376,567)	36,376,567
Cash	1,366
Dividends receivable from unaffiliated investments	6,244,380
Receivable for Fund shares sold	2,881,010
Dividends receivable from affiliated investments	114,310
Prepaid expenses	122,552
Total Assets	11,721,337,734
Liabilities:
Payable for Fund shares repurchased	8,806,693
Investment management fee payable	6,015,060
Transfer agent fees payable	1,849,040
Service and/or distribution fees payable	1,023,753
Trustees’ fees payable	10,656
Accrued expenses	448,424
Total Liabilities	18,153,626
Total Net Assets	$11,703,184,108
Net Assets:
Par value (Note 7)	$1,591
Paid-in capital in excess of par value	3,686,316,033
Total distributable earnings (loss)	8,016,866,484
Total Net Assets	$11,703,184,108
See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2025 Annual Report

Net Assets:
Class A	$4,037,151,802
Class C	$156,337,804
Class R	$143,801,245
Class I	$4,215,677,115
Class IS	$2,348,611,322
Class O	$801,604,820
Shares Outstanding:
Class A	61,065,348
Class C	3,856,192
Class R	2,405,835
Class I	52,689,340
Class IS	29,151,982
Class O	9,975,986
Net Asset Value:
Class A (and redemption price)	$66.11
Class C*	$40.54
Class R (and redemption price)	$59.77
Class I (and redemption price)	$80.01
Class IS (and redemption price)	$80.56
Class O (and redemption price)	$80.35
Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.50%)	$69.96

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).
See Notes to Financial Statements.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Statement of Operations
For the Year Ended November 30, 2025

Investment Income:
Dividends from unaffiliated investments	$66,005,049
Dividends from affiliated investments	2,877,046
Less: Foreign taxes withheld	(1,315,490)
Total Investment Income	67,566,605
Expenses:
Investment management fee (Note 2)	73,268,201
Service and/or distribution fees (Notes 2 and 5)	12,206,742
Transfer agent fees (Notes 2 and 5)	9,766,008
Trustees’ fees	495,159
Legal fees	398,612
Fund accounting fees	214,829
Registration fees	212,738
Shareholder reports	168,275
Commitment fees (Note 9)	102,426
Insurance	70,660
Audit and tax fees	43,797
Custody fees	22,107
Miscellaneous expenses	75,303
Total Expenses	97,044,857
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(82,861)
Net Expenses	96,961,996
Net Investment Loss	(29,395,391)
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1, 3 and 10):
Net Realized Gain From:
Investment transactions in unaffiliated securities	1,212,150,427
Foreign currency transactions	44,283
Net Realized Gain	1,212,194,710
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	(423,857,294)
Foreign currencies	(4,428)
Change in Net Unrealized Appreciation (Depreciation)	(423,861,722)
Net Gain on Investments and Foreign Currency Transactions	788,332,988
Increase in Net Assets From Operations	$758,937,597
See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2025 Annual Report

Statements of Changes in Net Assets

For the Years Ended November 30,	2025	2024
Operations:
Net investment loss	$(29,395,391)	$(14,460,157)
Net realized gain	1,212,194,710	907,468,497
Change in net unrealized appreciation (depreciation)	(423,861,722)	2,481,932,544
Increase in Net Assets From Operations	758,937,597	3,374,940,884
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(797,192,509)	(867,277,180)
Decrease in Net Assets From Distributions to Shareholders	(797,192,509)	(867,277,180)
Fund Share Transactions (Note 7):
Net proceeds from sale of shares	1,744,339,018	1,801,791,482
Reinvestment of distributions	682,856,118	741,255,799
Cost of shares repurchased	(3,053,272,435)	(2,552,587,519)
Shares redeemed in-kind (Note 10)	(26,521,775)	—
Decrease in Net Assets From Fund Share Transactions	(652,599,074)	(9,540,238)
Increase (Decrease) in Net Assets	(690,853,986)	2,498,123,466
Net Assets:
Beginning of year	12,394,038,094	9,895,914,628
End of year	$11,703,184,108	$12,394,038,094
See Notes to Financial Statements.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class A Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$66.90	$54.50	$46.25	$72.11	$62.25
Income (loss) from operations:
Net investment loss	(0.28)	(0.19)	(0.14)	(0.18)	(0.24)
Net realized and unrealized gain (loss)	4.28	17.84	13.24	(17.58)	13.81
Total income (loss) from operations	4.00	17.65	13.10	(17.76)	13.57
Less distributions from:
Net realized gains	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Total distributions	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Net asset value, end of year	$66.11	$66.90	$54.50	$46.25	$72.11
Total return[2]	6.36%	35.39%	30.88%	(27.74)%	23.05%
Net assets, end of year (millions)	$4,037	$3,936	$2,927	$2,385	$3,456
Ratios to average net assets:
Gross expenses	1.01%	1.01%	1.05%	1.03%	0.99%
Net expenses[3,4]	1.01	1.01	1.05	1.03	0.99
Net investment loss	(0.44)	(0.32)	(0.30)	(0.36)	(0.37)
Portfolio turnover rate	22%[5]	16%	12%	23%	16%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.10%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class C Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$43.14	$37.18	$33.22	$54.39	$48.18
Income (loss) from operations:
Net investment loss	(0.45)	(0.39)	(0.33)	(0.40)	(0.54)
Net realized and unrealized gain (loss)	2.64	11.60	9.14	(12.67)	10.46
Total income (loss) from operations	2.19	11.21	8.81	(13.07)	9.92
Less distributions from:
Net realized gains	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Total distributions	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Net asset value, end of year	$40.54	$43.14	$37.18	$33.22	$54.39
Total return[2]	5.59%	34.42%	29.97%	(28.22)%	22.15%
Net assets, end of year (millions)	$156	$211	$223	$253	$548
Ratios to average net assets:
Gross expenses	1.73%	1.72%	1.74%	1.73%	1.71%
Net expenses[3,4]	1.73	1.72	1.74	1.73	1.71
Net investment loss	(1.15)	(1.04)	(1.00)	(1.07)	(1.09)
Portfolio turnover rate	22%[5]	16%	12%	23%	16%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.90%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class R Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$61.13	$50.38	$43.22	$68.09	$59.17
Income (loss) from operations:
Net investment loss	(0.44)	(0.35)	(0.27)	(0.32)	(0.43)
Net realized and unrealized gain (loss)	3.87	16.35	12.28	(16.45)	13.06
Total income (loss) from operations	3.43	16.00	12.01	(16.77)	12.63
Less distributions from:
Net realized gains	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Total distributions	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Net asset value, end of year	$59.77	$61.13	$50.38	$43.22	$68.09
Total return[2]	6.00%	34.96%	30.48%	(27.95)%	22.64%
Net assets, end of year (millions)	$144	$147	$126	$103	$159
Ratios to average net assets:
Gross expenses	1.33%	1.33%	1.35%	1.34%	1.31%
Net expenses[3,4]	1.33	1.33	1.35	1.34	1.31
Net investment loss	(0.76)	(0.65)	(0.60)	(0.67)	(0.70)
Portfolio turnover rate	22%[5]	16%	12%	23%	16%[5]

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class R shares did not exceed 1.40%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class I Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$79.76	$63.83	$53.22	$81.53	$69.78
Income (loss) from operations:
Net investment loss	(0.12)	(0.03)	(0.00)[2]	(0.05)	(0.07)
Net realized and unrealized gain (loss)	5.16	21.21	15.46	(20.16)	15.58
Total income (loss) from operations	5.04	21.18	15.46	(20.21)	15.51
Less distributions from:
Net investment income	—	—	—	—	(0.05)
Net realized gains	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Total distributions	(4.79)	(5.25)	(4.85)	(8.10)	(3.76)
Net asset value, end of year	$80.01	$79.76	$63.83	$53.22	$81.53
Total return[3]	6.65%	35.78%	31.27%	(27.51)%	23.38%
Net assets, end of year (millions)	$4,216	$4,398	$3,677	$4,438	$9,878
Ratios to average net assets:
Gross expenses	0.73%	0.73%	0.75%	0.73%	0.71%
Net expenses[4,5]	0.73	0.73	0.75	0.73	0.71
Net investment loss	(0.16)	(0.04)	(0.01)	(0.08)	(0.09)
Portfolio turnover rate	22%[6]	16%	12%	23%	16%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.80%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Financial Highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class IS Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$80.20	$64.10	$53.38	$81.69	$69.91
Income (loss) from operations:
Net investment income (loss)	(0.05)	0.04	0.05	0.02	0.00 [2]
Net realized and unrealized gain (loss)	5.20	21.31	15.52	(20.23)	15.61
Total income (loss) from operations	5.15	21.35	15.57	(20.21)	15.61
Less distributions from:
Net investment income	—	—	—	—	(0.12)
Net realized gains	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Total distributions	(4.79)	(5.25)	(4.85)	(8.10)	(3.83)
Net asset value, end of year	$80.56	$80.20	$64.10	$53.38	$81.69
Total return[3]	6.75%	35.90%	31.39%	(27.45)%	23.50%
Net assets, end of year (millions)	$2,349	$2,888	$2,289	$2,181	$3,784
Ratios to average net assets:
Gross expenses	0.64%	0.64%	0.66%	0.63%	0.61%
Net expenses[4,5]	0.63	0.64	0.66	0.63	0.61
Net investment income (loss)	(0.07)	0.05	0.09	0.04	0.01
Portfolio turnover rate	22%[6]	16%	12%	23%	16%[6]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.70%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board of Trustees’
consent.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.

ClearBridge Large Cap Growth Fund 2025 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended November 30:
Class O Shares[1]	2025	2024	2023	2022	2021
Net asset value, beginning of year	$80.04	$64.01	$53.33	$81.65	$69.88
Income (loss) from operations:
Net investment income (loss)	(0.08)	0.01	0.03	(0.00)[2]	(0.03)
Net realized and unrealized gain (loss)	5.18	21.27	15.50	(20.22)	15.60
Total income (loss) from operations	5.10	21.28	15.53	(20.22)	15.57
Less distributions from:
Net investment income	—	—	—	—	(0.09)
Net realized gains	(4.79)	(5.25)	(4.85)	(8.10)	(3.71)
Total distributions	(4.79)	(5.25)	(4.85)	(8.10)	(3.80)
Net asset value, end of year	$80.35	$80.04	$64.01	$53.33	$81.65
Total return[3]	6.70%	35.84%	31.35%	(27.47)%	23.43%
Net assets, end of year (millions)	$802	$814	$654	$547	$837
Ratios to average net assets:
Gross expenses	0.68%	0.68%	0.70%	0.68%	0.66%
Net expenses[4,5]	0.68	0.68	0.70	0.68	0.66
Net investment income (loss)	(0.11)	0.01	0.05	(0.00)[6]	(0.04)
Portfolio turnover rate	22%[7]	16%	12%	23%	16%[7]

[1]	Per share amounts have been calculated using the average shares method.
[2]	Amount represents less than $0.005 or greater than $(0.005) per share.
[3]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements.
In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[4]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class O shares did not exceed 0.74%. This expense limitation arrangement cannot be terminated prior to December 31, 2027 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[5]	Reflects fee waivers and/or expense reimbursements.
[6]	Amount represents less than 0.005% or greater than (0.005)%.
[7]	Excludes securities delivered as a result of a redemption in-kind.
See Notes to Financial Statements.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The

ClearBridge Large Cap Growth Fund 2025 Annual Report

Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$11,639,220,982	—	—	$11,639,220,982
Short-Term Investments†	72,753,134	—	—	72,753,134
Total Investments	$11,711,974,116	—	—	$11,711,974,116

†	See Schedule of Investments for additional detailed categorizations.
(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in

ClearBridge Large Cap Growth Fund 2025 Annual Report

the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(e) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund’s records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(f) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to
ClearBridge Large Cap Growth Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.
(h) Compensating balance arrangements. The Fund had an arrangement with its custodian bank whereby a portion of the custodian’s fees was paid indirectly by credits earned on the Fund’s cash on deposit with the bank. Effective April 1, 2025, any cash on deposit with the bank will earn interest and be recognized as interest income on the Statement of Operations.
(i) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.
Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of November 30, 2025, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for the prior three fiscal years are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
(j) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(133,106,280)	$133,106,280
(a)
Reclassifications are due to a tax net operating loss; book/tax differences in the treatment of an in-kind distribution of securities; distributions paid in connection with the redemption of Fund shares.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Fund’s investment manager and ClearBridge Investments, LLC (“ClearBridge”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and

ClearBridge Large Cap Growth Fund 2025 Annual Report

short-term instruments allocated to it. FTFA, ClearBridge and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.700%
Next $1 billion	0.680
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550
FTFA provides administrative and certain oversight services to the Fund. FTFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the management of the portion of the Fund’s cash and short-term instruments allocated to Western Asset. For its services, FTFA pays ClearBridge a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, FTFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by FTFA.
As a result of expense limitation arrangements between the Fund and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage commissions, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class R, Class I, Class IS and Class O shares did not exceed 1.10%, 1.90%, 1.40%, 0.80%, 0.70% and 0.74%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2027 without the Board’s consent. In addition, the manager has agreed to waive the Fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended November 30, 2025, fees waived and/or expenses reimbursed amounted to $82,861, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Fund’s shareholder servicing agent and acts as the Fund’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Fund pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended November 30, 2025, the Fund incurred transfer agent fees as reported on the Statement of Operations, of which $155,489 was earned by Investor Services.
There is a maximum initial sales charge of 5.50% for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.
For the year ended November 30, 2025, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$913,043	—
CDSCs	11,896	$19,878
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended November 30, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,577,928,240
Sales	3,992,385,286 *

*	Excludes value of securities delivered as a result of redemptions in-kind totaling $26,065,492 (Note 10).

ClearBridge Large Cap Growth Fund 2025 Annual Report

At November 30, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$4,762,069,133	$7,184,250,304	$(234,345,321)	$6,949,904,983
4. Derivative instruments and hedging activities
During the year ended November 30, 2025, the Fund did not invest in derivative instruments.
5. Class specific expenses, waivers and/or expense reimbursements
The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A, Class C and Class R shares calculated at the annual rate of 0.25%, 1.00% and 0.50% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.
For the year ended November 30, 2025, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$9,744,162	$4,952,645
Class C	1,755,793	159,442
Class R	706,787	278,494
Class I	—	4,014,093
Class IS	—	11,823
Class O	—	349,511
Total	$12,206,742	$9,766,008
For the year ended November 30, 2025, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class A	$27,380
Class C	1,210
Class R	993
Class I	29,626
Class IS	18,149
Class O	5,503
Total	$82,861
ClearBridge Large Cap Growth Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
6. Distributions to shareholders by class

	Year Ended November 30, 2025	Year Ended November 30, 2024
Net Realized Gains:
Class A	$284,777,252	$281,749,155
Class C	22,588,573	31,086,443
Class R	11,522,753	13,106,333
Class I	262,648,149	301,142,854
Class IS	166,965,537	186,713,689
Class O	48,690,245	53,478,706
Total	$797,192,509	$867,277,180
7. Shares of beneficial interest
At November 30, 2025, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended November 30, 2025		Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Class A
Shares sold	8,637,800	$543,646,488	10,257,866	$597,398,871
Shares issued on reinvestment	4,157,191	265,233,454	5,101,071	260,103,582
Shares repurchased	(10,556,828)	(663,747,319)	(10,238,103)	(599,367,741)
Net increase	2,238,163	$145,132,623	5,120,834	$258,134,712
Class C
Shares sold	492,070	$19,183,175	784,304	$29,043,533
Shares issued on reinvestment	508,454	20,239,807	822,262	27,225,092
Shares repurchased	(2,045,768)	(80,045,575)	(2,698,517)	(102,337,054)
Net decrease	(1,045,244)	$(40,622,593)	(1,091,951)	$(46,068,429)
Class R
Shares sold	276,398	$15,656,355	304,595	$16,154,853
Shares issued on reinvestment	197,999	11,472,249	278,516	13,015,035
Shares repurchased	(476,941)	(27,681,287)	(679,083)	(36,304,787)
Net decrease	(2,544)	$(552,683)	(95,972)	$(7,134,899)

ClearBridge Large Cap Growth Fund 2025 Annual Report

	Year Ended November 30, 2025		Year Ended November 30, 2024
	Shares	Amount	Shares	Amount
Class I
Shares sold	10,070,316	$767,966,027	9,242,897	$632,900,406
Shares issued on reinvestment	2,865,498	220,263,912	4,161,321	252,259,303
Shares repurchased	(15,385,730)	(1,176,073,251)	(15,870,180)	(1,090,085,549)
Net decrease	(2,449,916)	$(187,843,312)	(2,465,962)	$(204,925,840)
Class IS
Shares sold	5,208,283	$396,542,417	7,476,196	$524,423,722
Shares issued on reinvestment	1,618,200	125,299,132	2,372,893	144,532,940
Shares repurchased	(13,349,134)	(1,049,168,638)	(9,547,926)	(669,796,926)
Shares redeemed in-kind	(329,340)	(26,521,775)	—	—
Net increase (decrease)	(6,851,991)	$(553,848,864)	301,163	$(840,264)
Class O
Shares sold	18,193	$1,344,556	28,438	$1,870,097
Shares issued on reinvestment	522,971	40,347,564	725,536	44,119,847
Shares repurchased	(736,736)	(56,556,365)	(804,478)	(54,695,462)
Net decrease	(195,572)	$(14,864,245)	(50,504)	$(8,705,518)
8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the year ended November 30, 2025. The following transactions were effected in such company for the year ended November 30, 2025.

	Affiliate Value at November 30, 2024	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$44,229,856	$907,879,427	907,879,427	$915,732,716	915,732,716

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at November 30, 2025
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$2,877,046	—	$36,376,567
ClearBridge Large Cap Growth Fund 2025 Annual Report

Notes to Financial Statements (cont’d)
9. Redemption facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.995 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the year ended November 30, 2025.
10. Redemptions in-kind
The Fund may make payment for Fund shares redeemed wholly or in part by distributing portfolio securities to shareholders. For the year ended November 30, 2025, the Fund had redemptions in-kind with total proceeds in the amount of $26,521,775. The net realized gains on these redemptions in-kind amounted to $17,772,723, which was not realized for tax purposes. For the year ended November 30, 2024, the Fund had no redemptions in-kind.
11. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended November 30, was as follows:

	2025	2024
Distributions paid from:
Ordinary income	$36,599,326	—
Net long-term capital gains	760,593,183	$867,277,180
Total distributions paid	$797,192,509	$867,277,180
As of November 30, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

Undistributed long-term capital gains — net	$1,093,260,649
Deferred ordinary losses*	(26,313,088)
Unrealized appreciation (depreciation)(a)	6,949,918,923
Total distributable earnings (loss) — net	$8,016,866,484

*	These losses have been deferred in the current year as ordinary losses.
(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.

ClearBridge Large Cap Growth Fund 2025 Annual Report

12. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
13. Operating segments
The Fund operates as a single operating segment, which is an investment portfolio. A management group assigned to the Fund within the Fund’s investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund’s operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related Notes to Financial Statements. The Fund’s Schedule of Investments provides details of the Fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.
ClearBridge Large Cap Growth Fund 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Investment Trust and Shareholders of ClearBridge Large Cap Growth Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of ClearBridge Large Cap Growth Fund (one of the funds constituting Legg Mason Partners Investment Trust, referred to hereafter as the “Fund”) as of November 30, 2025, the related statement of operations for the year ended November 30, 2025, the statement of changes in net assets for each of the two years in the period ended November 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended November 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of November 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended November 30, 2025 and the financial highlights for each of the five years in the period ended November 30, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of November 30, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
January 22, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

ClearBridge Large Cap Growth Fund 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended November 30, 2025:

	Pursuant to:	Amount Reported
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$879,445,702
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$48,382,416
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$59,698,891
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$36,599,326
Qualified Business Income Dividends Earned	§199A	$3,467,748
Section 163(j) Interest Earned	§163(j)	$5,716,522
Interest Earned from Federal Obligations	Note (1)	$5,716,522
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
ClearBridge Large Cap Growth Fund

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Refer to the financial statements included herein.

ClearBridge Large Cap Growth Fund

ClearBridge
Large Cap Growth Fund
Trustees
Andrew L. Breech
Stephen R. Gross
Susan M. Heilbron
Arnold L. Lehman
Robin J. W. Masters
G. Peter O’Brien
Chair
Thomas F. Schlafly
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
ClearBridge Investments, LLC
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
ClearBridge Large Cap Growth Fund
The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.
ClearBridge Large Cap Growth Fund
Legg Mason Funds
One Madison Avenue, 17th Floor
New York, NY 10010
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM-FUND/656-3863.
Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of ClearBridge Large Cap Growth Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.
Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2026 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

90132-AFSOI 1/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	January 27, 2026

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	January 27, 2026